Earnings per Share - Summary of Calculation of Supplemental EPS (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended
Sep. 30, 2014
Numerator:
Net income (loss) available to common stockholders	$ (951,801)
Denominator:
Weighted average common shares outstanding	192,500
Restricted common shares
Weighted average common and common equivalent shares outstanding	192,500
Basic EPS	$ (4.94)
Diluted EPS	$ (4.94)
Supplemental EPS [Member]
Numerator:
Net income (loss) available to common stockholders	$ (930,071)
Denominator:
Weighted average common shares outstanding	192,500
Restricted common shares
Weighted average common and common equivalent shares outstanding	192,500
Basic EPS	$ (4.83)
Diluted EPS	$ (4.83)